Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012 Private Forward Repurchase Transaction [Member]	Dec. 31, 2011 Private Forward Repurchase Transaction [Member]
Supplemental cash flow information - Noncash activities
Transfers from trading assets to securities available for sale	$ 47	$ 0	$ 854
Transfers from (to) loans to (from) securities available for sale	2,822	3,476	(258)
Trading assets retained from securitization of MHFS	61,599	19,815	2,993
Capitalization of MSRs from sale of MHFS	4,089	4,570	6,287
Transfers from MHFS to foreclosed assets	224	262	162
Transfers from (to) loans to (from) MHFS	6,305	230	144
Transfers from (to) loans to (from) LHFS	129	1,313	(111)
Transfers from loans to foreclosed assets	9,315	8,699	7,604
Changes in consolidations of variable interest entities
Trading assets	0	155	0
Securities available for sale	7	(7,590)	0
Loans	(599)	26,117	0
Other assets	0	212	0
Short-term borrowings	0	5,127	0
Long-term debt	(628)	13,613	0
Accrued expenses and other liabilities	0	(32)	0
Net transfer from additional paid-in capital to noncontrolling interests	0	0	2,299
Decrease in noncontrolling interests due to deconsolidation of subsidiaries	0	440	0
Transfer from noncontrolling interests to long term debt	0	345	0
Consolidation of Reverse Mortgages Previously Sold [Abstract]
Loans	5,483	0	0
Long-term debt	5,425	0	0
Summary Of Significant Accounting Policies Textuals [Abstract]
Forward Contract Indexed to Issuer's Equity, Contract Amount	$ 150
Common stock repurchased, shares				6,000,000	6,000,000